Related Party Transactions (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10 - RELATED PARTY TRANSACTIONS

Relationship with the Advisor

Pursuant to the terms of the Advisory Agreement, the Advisor provides the Company with the services of its management team, including its officers, along with appropriate support personnel. The Advisor is reimbursed for the Company’s allocable share of costs for Advisor personnel, including allocable personnel salaries and benefits. Each of the Company’s officers is an employee of the Sponsor or one of its affiliates. The Company does not have any employees. The Advisor is not obligated to dedicate any specific portion of its time or the time of its personnel to the Company’s business. The Advisor is at all times subject to the supervision and oversight of the Company’s Board of Directors and has only such functions and authority as the Company delegates to it.

The Advisory Agreement has a one -year term and renews for an unlimited number of successive one -year terms upon the approval of the Conflicts Committee of the Company's Board of Directors. Under the Advisory Agreement, the Advisor receives fees and is reimbursed for its expenses as set forth below:

Acquisition fees. The Advisor earns an acquisition fee of 2.0% of the cost of investments acquired on behalf of the Company, plus any capital expenditure reserves allocated, or the amount funded by the Company to acquire loans, including acquisition expenses and any debt attributable to such investments.

Asset management fees. The Advisor earns a monthly asset management fee equal to one-twelfth of 1.0% of the cost of each asset, without deduction for depreciation, bad debts or other non-cash reserves. The asset management fee is based only on the portion of the costs or value attributable to the Company’s investment in an asset if the Company does not own all of an asset and does not manage or control the asset.

Disposition fees. The Advisor earns a disposition fee in connection with the sale of a property equal to the lesser of (i) one-half of the aggregate brokerage commission paid, or if none is paid, the amount that customarily would be paid at a market rate or (ii) 2.0% of the contract sales price.

Debt financing fees. The Advisor earns a debt financing fee equal to 0.5% of the amount available under any debt financing obtained for which it provided substantial services.

Expense reimbursements. The Company also pays directly or reimburses the Advisor for all of the expenses paid or incurred by the Advisor or its affiliates on behalf of the Company or in connection with providing services to the Company, including the Company’s allocable share of costs for Advisor personnel and overhead, out-of-pocket expenses incurred in connection with the selection and acquisition of properties or other real estate related debt investments, whether or not the Company ultimately acquires the investment. However, the Company will not reimburse the Advisor or its affiliates for employee costs in connection with services for which the Advisor earns acquisition or disposition fees.

Relationship with RAI and C-III

Property loss pool: Until February 28, 2019, the Company's properties participated in a property loss self-insurance pool with other properties directly and indirectly managed by RAI and C-III, which was backed by a catastrophic insurance policy. The pool covered losses up to $2.5 million, in aggregate, after a $25,000 deductible per incident. Claims beyond the insurance pool limits were covered by the catastrophic insurance policy, which covered claimsup to $250 million, after either a $25,000 or $100,000 deductible per incident, depending on location and/or type of loss. Therefore, unforeseen or catastrophic losses in excess of the Company's insured limits could have a material adverse effect on the Company's financial condition and operating results.

Beginning March 1, 2019, the Company now participates (with other properties directly or indirectly managed by RAI and C-III) only in the catastrophic insurance policy, which covers claims up to $250.0 million, after either a $25,000 or a $100,000 deductible per incident, depending on location and/or type of loss. Therefore, unforeseen or catastrophic losses in excess of the Company's insured limits could have a material adverse effect on the Company's financial condition and operating results. Substantially all of the receivables from related parties represent insurance deposits held in escrow by RAI and C-III related to the self-insurance pool which, if unused, will be returned to the Company.

General liability loss policy: The Company participates (with other properties directly or indirectly managed by RAI and C-III) in a general liability policy of $1.0 million per occurrence. Total claims are limited to $2.0 million per premium year. In excess of these limits, the Company participates (with other properties directly or indirectly managed by RAI and C-III) in a $50.0 million per occurrence excess liability program. Therefore, the total insured limit per occurrence is $51.0 million for the general and excess liability program, after a $25,000 deductible per incident.

Directors and officers insurance: The Company participates in a liability insurance program for directors and officers coverage with other C-III managed entities and subsidiaries for coverage up to $100 million.

Internal audit fees. RAI performs internal audit services for the Company.

Other expenses. The Company utilizes the services of The Planning and Zoning Resource Company, an affiliate of C-III, for zoning reports for acquisitions.

Relationship with the Manager

The Manager manages real estate properties and real estate-related debt investments and coordinates the leasing of, and manages construction activities related to the Company’s real estate properties pursuant to the terms of the management agreement with the Manager.

Property management fees. The Manager earns a property management fee equal to 4.5% of actual gross cash receipts from the operations of real property investments. The Manager subcontracts certain services to an unaffiliated third-party and pays for those services from its property management fee.

Construction management fees. The Manager earns a construction management fee of 5.0% of actual aggregate costs to construct improvements, or to repair, rehab or reconstruct a property.

Debt servicing fees. The Manager earns a debt servicing fee of 2.75% on payments received from loans held by the Company for investment. No debt servicing fees were earned during the three months ended June 30, 2020 and 2019.

Expense reimbursement. During the ordinary course of business, the Manager or other affiliates of RAI may pay certain shared operating expenses on behalf of the Company for which they are reimbursed by the Company.

The fees earned/expenses incurred and the amounts payable to such related parties are summarized in the following tables (in thousands):

	June 30, 2020	December 31, 2019
Due from related parties:
RAI - self insurance funds held	$—	$33
Operating expense reimbursements	—	264
Properties
Green Trails	2	—
Sandy Springs	7	—
	$9	297
Due to related parties:
Advisor
Operating expense reimbursements	$597	$6
Manager
Property management fees	318	328
Operating expense reimbursements	4	96
Properties
Meridian	—	2
	$919	$432

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019
Fees earned / expenses incurred:
Advisor
Asset management fees (1) (5)	$2,303	$2,320	$4,474	$4,733
Debt financing fees (2)	$—	$39	$—	$39
Disposition fees(4)	$—	$—	$—	$274
Operating expense reimbursements (2)	$994	$845	$2,074	$1,848

Manager
Property management fees (1)	$939	$925	$1,895	$1,907
Construction management fees (3)	$—	$52	$103	$113
Construction payroll reimbursements (3)	$—	$32	$—	$53
Operating expense reimbursements (2)	$—	$25	$—	$70

(1)	Included in Management fees on the consolidated statements of operations and comprehensive income (loss).
(2)	Included in General and administrative on the consolidated statements of operations and comprehensive income (loss).
(3)	Capitalized and included in Rental properties, net on the consolidated balance sheets.
(4)	Included in Net gain on disposition of property on the consolidated statements of operations and comprehensive income (loss).
(5)	Net with acquisition fees returned as a result of capital expense reallocation.

NOTE 10 – RELATED PARTY TRANSACTIONS

In the ordinary course of its business operations, the Company has ongoing relationships with several related parties.

Relationship with the Advisor

Pursuant to the terms of the Advisory Agreement, the Advisor provides the Company with the services of its management team, including its officers, along with appropriate support personnel.  The Advisor will be reimbursed for the Company’s allocable share of costs for Advisor personnel, including allocable personnel salaries and benefits.  Each of the Company’s officers is an employee of the Sponsor or one of its affiliates.  The Company does not have any employees.  The Advisor is not obligated to dedicate any specific portion of its time or the time of its personnel to the Company’s business.  The Advisor is at all times subject to the supervision and oversight of the Company’s Board of Directors and has only such functions and authority as the Company delegates to it.

The Advisory Agreement has a one-year term and renews for an unlimited number of successive one-year terms upon the approval of the Conflicts Committee of the Company's Board of Directors. Under the Advisory Agreement, the Advisor receives fees and is reimbursed for its expenses as set forth below:

Acquisition fees. The Advisor earns an acquisition fee of 2.0% of the cost of investments acquired on behalf of the Company, plus any capital expenditure reserves allocated, or the amount funded by the Company to acquire loans, including acquisition expenses and any debt attributable to such investments.

Asset management fees. The Advisor earns a monthly asset management fee equal to one-twelfth of 1.0% of the cost of each asset, without deduction for depreciation, bad debts or other non-cash reserves. The asset management fee is based only on the portion of the costs or value attributable to the Company’s investment in an asset if the Company does not own all or a majority of an asset and does not manage or control the asset.

Disposition fees. The Advisor earns a disposition fee in connection with of the sale of a property equal to the lesser of (i) one-half of the aggregate brokerage commission paid, or if none is paid, the amount that customarily would be paid at a market rate or (ii) 2.0% of the contract sales price.

Debt financing fees. The Advisor earns a debt financing fee equal to 0.5% of the amount available under any debt financing obtained.

Expense reimbursements. The Company also pays directly or reimburses the Advisor for all of the expenses paid or incurred by the Advisor or its affiliates on behalf of the Company or in connection with providing services to the Company, including the Company’s allocable share of costs for Advisor personnel and overhead, out-of-pocket expenses incurred in connection with the selection and acquisition of properties or other real estate related debt investments, whether or not the Company ultimately acquires the investment. However, the Company will not reimburse the Advisor or its affiliates for employee costs in connection with services for which the Advisor earns acquisition or disposition fees.

Relationship with RAI and C-III

Property loss pool: Until February 28, 2019, the Company's properties participated in a property loss self-insurance pool with other properties directly and indirectly managed by RAI and C-III, which was backed by a catastrophic insurance policy. Substantially all of the receivables from related parties represented insurance deposits held in escrow by RAI and C-III related to the self-insurance pool, which were returned to the Company. The pool covered losses up to $2.5 million, in aggregate, after a $25,000 deductible per incident.  Claims beyond the insurance pool limits were covered by the catastrophic insurance policy, which covered claims up to $250 million, after either a $25,000 or $100,000 deductible per incident, depending on location and/or type of loss.

Beginning March 1, 2019, the Company now participates (with other properties directly or indirectly managed by RAI and C-III) only in the catastrophic insurance policy, which covers claims up to $250.0 million, after either a $25,000 or a $100,000 deductible per incident, depending on the location and/or type of loss. Therefore, unforeseen or catastrophic losses in excess of the Company's insured limits could have a material adverse effect on the Company's financial condition and operating results. Substantially all of the receivables from related parties represent insurance deposits held in escrow by RAI and C-III to the self-insurance pool which, if unused, will be returned to the Company.

General liability coverage:  The Company participates (with other properties directly or indirectly managed by RAI and C-III) in a general liability policy. The insured limit for the general liability policy is $76 million in total claims, after a $25,000 deductible per incident.

Directors and officers insurance: The Company participates in a liability insurance program for directors and officers coverage with other C-III managed entities and subsidiaries for coverage up to $100.0 million.

Internal audit fees. RAI performs internal audit services for the Company.

Other expenses. The Company utilizes the services of The Planning and Zoning Resource Company, a subsidiary of C-III, for zoning reports and acquisitions.

Relationship with the Manager

The Manager manages real estate properties and real estate-related debt investments and coordinates the leasing of, and manages construction activities related to the Company’s real estate property pursuant to the terms of the management agreement with the Manager.

Property management fees. The Manager earns a property management fee equal to 4.5% of actual gross cash receipts from the operations of real property investments.

Construction management fees. The Manager earns a construction management fee of 5.0% of actual aggregate costs to construct improvements, or to repair, rehab or reconstruct a property.

Debt servicing fees. The Manager earns a debt servicing fee of 2.75% on payments received from loans held by the Company for investment. No debt servicing fees were earned during the years ended December 31, 2019 and 2018.

Expense reimbursement. During the ordinary course of business, the Manager or other affiliates of RAI may pay certain shared operating expenses on behalf of the Company for which they are reimbursed by the Company.

The fees earned/expenses incurred and the amounts payable to such related parties are summarized in the following tables (in thousands):

	December 31, 2019	December 31, 2018
Due from related parties:
RAI - self-insurance funds held	33	57
Operating expense reimbursements	264	—
	$297	$57

Due to related parties:
Advisor
Operating expense reimbursements	6	133
Manager
Property management fees	328	329
Operating expense reimbursements	96	97

RAI
Internal audit fees	—	25

Properties
Meridian	2	—
	$432	$584

	Years Ended
	December 31,
	2019	2018
Fees earned / expenses incurred:
Advisor
Asset management fees (1)	$9,374	$9,840
Debt financing fees (2)	$39	$78
Operating expense reimbursements (3)	$3,462	$3,708

Manager
Property management fees (1)	$3,834	$3,888
Construction management fees (4)	$255	$859
Construction payroll reimbursements (4)	$63	$121
Operating expense reimbursements (3)	$70	$201

(1)	Included in Management fees on the consolidated statements of operations and comprehensive loss.
(2)	Included in Mortgage notes payable, net on the consolidated balance sheets.
(3)	Included in General and administrative on the consolidated statements of operations and comprehensive loss.
(4)	Capitalized and included in Rental properties, net on the consolidated balance sheets.